Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
Income Statement [Abstract]
Revenues	$ 45,888	$ 51,697	$ 92,265	$ 113,612	$ 248,348	$ 245,680
Cost of goods sold	20,893	41,199	46,012	65,232	149,478	121,341
Gross profit	24,995	10,498	46,253	48,380	98,870	124,339
Operating Expenses:
General and administrative	706,609	556,945	1,034,483	1,298,541	2,196,922	2,749,153
Rent and other related party costs	6,900	4,900	13,800	15,800	30,600	49,017
Research and development	129,902	143,133	240,217	326,658	613,119	1,131,327
Total Operating Expenses	843,411	704,978	1,288,500	1,640,999	2,840,641	3,929,497
Loss from operations	(818,416)	(694,480)	(1,242,247)	(1,592,619)	(2,741,771)	(3,805,158)
Other income (expenses)
Cost to induce exercise of warrants						(961,767)
Interest expense	(95)	(148)	(716)	(216)	(363)	(6,065)
Change in fair value of derivative liability	(328,008)	1,198,954	(342,961)	2,312,755	2,600,809	724,617
Total other income (expense), net	(328,103)	1,198,806	(343,677)	2,312,539	2,600,446	(243,215)
Net income (loss)	$ (1,146,519)	$ 504,326	$ (1,585,924)	$ 719,920	$ (141,325)	$ (4,048,373)
Net income (loss) per common share - Basic	$ (0.09)	$ 0.06	$ (0.15)	$ 0.09
Net income (loss) per common share - Diluted	$ (0.09)	$ 0.06	$ (0.15)	$ 0.09
Loss per share - Basic and diluted					$ (0.02)	$ (0.57)
Weighted average number of common shares outstanding, basic	12,247,463	7,857,120	10,916,841	7,722,334
Weighted average number of common shares outstanding, diluted	12,247,463	7,857,120	10,916,841	7,722,334
Weighted average number of common shares outstanding, basic and diluted					7,541,984	7,042,188